Information about Credit Quality Indicators (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Consumer Housing loans USD ($)	Mar. 31, 2012 Consumer Housing loans JPY (¥)	Mar. 31, 2011 Consumer Housing loans JPY (¥)	Mar. 31, 2012 Consumer - Other USD ($)	Mar. 31, 2012 Consumer - Other JPY (¥)	Mar. 31, 2011 Consumer - Other JPY (¥)	Mar. 31, 2012 Corporate Loans USD ($)	Mar. 31, 2012 Corporate Loans JPY (¥)	Mar. 31, 2011 Corporate Loans JPY (¥)	Mar. 31, 2012 Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Non-recourse Loans United States USD ($)	Mar. 31, 2012 Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Real estate companies USD ($)	Mar. 31, 2012 Real estate companies JPY (¥)	Mar. 31, 2011 Real estate companies JPY (¥)	Mar. 31, 2012 Other-Entertainment industry USD ($)	Mar. 31, 2012 Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Other - Other USD ($)	Mar. 31, 2012 Other - Other JPY (¥)	Mar. 31, 2011 Other - Other JPY (¥)	Mar. 31, 2012 Purchased loans USD ($)	Mar. 31, 2012 Purchased loans JPY (¥)	Mar. 31, 2011 Purchased loans JPY (¥)	Mar. 31, 2012 Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Performing USD ($)	Mar. 31, 2012 Performing JPY (¥)	Mar. 31, 2011 Performing JPY (¥)	Mar. 31, 2012 Performing Consumer Housing loans USD ($)	Mar. 31, 2012 Performing Consumer Housing loans JPY (¥)	Mar. 31, 2011 Performing Consumer Housing loans JPY (¥)	Mar. 31, 2012 Performing Consumer - Other USD ($)	Mar. 31, 2012 Performing Consumer - Other JPY (¥)	Mar. 31, 2011 Performing Consumer - Other JPY (¥)	Mar. 31, 2012 Performing Corporate Loans USD ($)	Mar. 31, 2012 Performing Corporate Loans JPY (¥)	Mar. 31, 2011 Performing Corporate Loans JPY (¥)	Mar. 31, 2012 Performing Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Performing Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Performing Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Performing Non-recourse Loans United States USD ($)	Mar. 31, 2012 Performing Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Performing Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Performing Real estate companies USD ($)	Mar. 31, 2012 Performing Real estate companies JPY (¥)	Mar. 31, 2011 Performing Real estate companies JPY (¥)	Mar. 31, 2012 Performing Other-Entertainment industry USD ($)	Mar. 31, 2012 Performing Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Performing Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Performing Other - Other USD ($)	Mar. 31, 2012 Performing Other - Other JPY (¥)	Mar. 31, 2011 Performing Other - Other JPY (¥)	Mar. 31, 2012 Performing Purchased loans USD ($)	Mar. 31, 2012 Performing Purchased loans JPY (¥)	Mar. 31, 2011 Performing Purchased loans JPY (¥)	Mar. 31, 2012 Performing Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Performing Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Performing Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Performing Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Performing Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Performing Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer Housing loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Corporate Loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans United States USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Real estate companies USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other-Entertainment industry USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Purchased loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer Housing loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer Housing loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Consumer - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Corporate Loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Corporate Loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans United States USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Real estate companies USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Real estate companies JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other-Entertainment industry USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other - Other USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Other - Other JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Purchased loans USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Purchased loans JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2012 Nonperforming USD ($)	Mar. 31, 2012 Nonperforming JPY (¥)	Mar. 31, 2011 Nonperforming JPY (¥)	Mar. 31, 2012 Nonperforming Consumer Housing loans USD ($)	Mar. 31, 2012 Nonperforming Consumer Housing loans JPY (¥)	Mar. 31, 2011 Nonperforming Consumer Housing loans JPY (¥)	Mar. 31, 2012 Nonperforming Consumer - Other USD ($)	Mar. 31, 2012 Nonperforming Consumer - Other JPY (¥)	Mar. 31, 2011 Nonperforming Consumer - Other JPY (¥)	Mar. 31, 2012 Nonperforming Corporate Loans USD ($)	Mar. 31, 2012 Nonperforming Corporate Loans JPY (¥)	Mar. 31, 2011 Nonperforming Corporate Loans JPY (¥)	Mar. 31, 2012 Nonperforming Non-recourse Loans Japan USD ($)	Mar. 31, 2012 Nonperforming Non-recourse Loans Japan JPY (¥)	Mar. 31, 2011 Nonperforming Non-recourse Loans Japan JPY (¥)	Mar. 31, 2012 Nonperforming Non-recourse Loans United States USD ($)	Mar. 31, 2012 Nonperforming Non-recourse Loans United States JPY (¥)	Mar. 31, 2011 Nonperforming Non-recourse Loans United States JPY (¥)	Mar. 31, 2012 Nonperforming Real estate companies USD ($)	Mar. 31, 2012 Nonperforming Real estate companies JPY (¥)	Mar. 31, 2011 Nonperforming Real estate companies JPY (¥)	Mar. 31, 2012 Nonperforming Other-Entertainment industry USD ($)	Mar. 31, 2012 Nonperforming Other-Entertainment industry JPY (¥)	Mar. 31, 2011 Nonperforming Other-Entertainment industry JPY (¥)	Mar. 31, 2012 Nonperforming Other - Other USD ($)	Mar. 31, 2012 Nonperforming Other - Other JPY (¥)	Mar. 31, 2011 Nonperforming Other - Other JPY (¥)	Mar. 31, 2012 Nonperforming Purchased loans USD ($)	Mar. 31, 2012 Nonperforming Purchased loans JPY (¥)	Mar. 31, 2011 Nonperforming Purchased loans JPY (¥)	Mar. 31, 2012 Nonperforming Direct Financing Leases Japan USD ($)	Mar. 31, 2012 Nonperforming Direct Financing Leases Japan JPY (¥)	Mar. 31, 2011 Nonperforming Direct Financing Leases Japan JPY (¥)	Mar. 31, 2012 Nonperforming Direct Financing Leases Overseas USD ($)	Mar. 31, 2012 Nonperforming Direct Financing Leases Overseas JPY (¥)	Mar. 31, 2011 Nonperforming Direct Financing Leases Overseas JPY (¥)
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	$ 44,417	¥ 3,650,639	¥ 3,800,299	$ 10,548	¥ 866,927	¥ 825,478	$ 177	¥ 14,556	¥ 14,941	$ 21,544	¥ 1,770,711	¥ 2,017,692	$ 2,751	¥ 226,139	¥ 303,640	$ 6,684	¥ 549,326	¥ 648,933	$ 4,153	¥ 341,302	¥ 386,214	$ 1,670	¥ 137,244	¥ 145,473	$ 6,286	¥ 516,700	¥ 533,432	$ 1,187	¥ 97,559	¥ 111,335	$ 8,184	¥ 672,683	¥ 642,827	$ 2,777	¥ 228,203	¥ 188,026	$ 40,526	¥ 3,330,820	¥ 3,455,444	$ 10,334	¥ 849,303	¥ 807,194	$ 177	¥ 14,555	¥ 14,876	$ 18,504	¥ 1,520,865	¥ 1,750,658	$ 2,214	¥ 181,991	¥ 282,222	$ 6,212	¥ 510,517	¥ 597,322	$ 3,252	¥ 267,294	¥ 292,607	$ 1,405	¥ 115,484	¥ 115,876	$ 5,421	¥ 445,579	¥ 462,631	$ 762	¥ 62,652	¥ 74,650	$ 8,009	¥ 658,277	¥ 624,919	$ 2,740	¥ 225,168	¥ 183,147	$ 3,574	¥ 293,774	¥ 312,031	$ 109	¥ 9,021	¥ 8,312	$ 0	¥ 0	¥ 0	$ 3,040	¥ 249,846	¥ 267,034	$ 537	¥ 44,148	¥ 21,418	$ 472	¥ 38,809	¥ 51,611	$ 901	¥ 74,008	¥ 93,607	$ 265	¥ 21,760	¥ 29,597	$ 865	¥ 71,121	¥ 70,801	$ 425	¥ 34,907	¥ 36,685	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 317	¥ 26,045	¥ 32,824	$ 105	¥ 8,603	¥ 9,972	$ 0	¥ 1	¥ 65	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 0	¥ 0	¥ 0	$ 175	¥ 14,406	¥ 17,908	$ 37	¥ 3,035	¥ 4,879	$ 3,891	¥ 319,819	¥ 344,855	$ 215	¥ 17,624	¥ 18,284	$ 0	¥ 1	¥ 65	$ 3,040	¥ 249,846	¥ 267,034	$ 537	¥ 44,148	¥ 21,418	$ 472	¥ 38,809	¥ 51,611	$ 901	¥ 74,008	¥ 93,607	$ 265	¥ 21,760	¥ 29,597	$ 865	¥ 71,121	¥ 70,801	$ 425	¥ 34,907	¥ 36,685	$ 175	¥ 14,406	¥ 17,908	$ 37	¥ 3,035	¥ 4,879